UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Towle & Co

Address:   1610 Des Peres Rd, Suite 250
           St. Louis, MO 63131


Form 13F File Number: 28-10640


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jodi L. Layman
Title:  Director of Operations
Phone:  314-822-0204

Signature,  Place,  and  Date  of  Signing:

/s/ Jodi L. Layman                 St. Louis, MO                      2/5/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              37

Form 13F Information Table Value Total:  $      242,964
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AM Castle & Co                 COM            148411101     8656   632315 SH       SOLE                 632315      0    0
Aircastle Ltd                  COM            g0129k104     6882   698650 SH       SOLE                 698650      0    0
AmeriServ Financial Inc        COM            03074A102     1493   893957 SH       SOLE                 893957      0    0
Argo Group Intl Holdings Ltd   COM            g0464b107     6960   238860 SH       SOLE                 238860      0    0
ArvinMeritor Inc               COM            043353101     5967   533720 SH       SOLE                 533720      0    0
Brown Shoe Company             COM            115736100     7280   737540 SH       SOLE                 737540      0    0
Brunswick Corp                 COM            117043109     8467   666180 SH       SOLE                 666180      0    0
Bunge Ltd                      COM            G16962105     2555    40035 SH       SOLE                  40035      0    0
CNA Financial Corp             COM            126117100     8530   355430 SH       SOLE                 355430      0    0
Cabela's Inc                   COM            126804301     7665   537520 SH       SOLE                 537520      0    0
Celestica Inc                  COM            15101Q108     4668   494468 SH       SOLE                 494468      0    0
Charming Shoppes Inc           COM            161133103    18000  2782130 SH       SOLE                2782130      0    0
Chiquita Brands Intl Inc       COM            170032809     8279   458930 SH       SOLE                 458930      0    0
Covenant Transport Group Inc   COM            22284P105     1720   408510 SH       SOLE                 408510      0    0
Flexsteel Industries Inc       COM            339382103     3087   301736 SH       SOLE                 301736      0    0
Furniture Brands Intl Inc      COM            360921100     7189  1316666 SH       SOLE                1316666      0    0
Global Industries Ltd          COM            379336100     7768  1089540 SH       SOLE                1089540      0    0
Goodyear Tire & Rubber Co      COM            382550101     5826   413180 SH       SOLE                 413180      0    0
Group 1 Automotive Inc         COM            398905109     4593   161995 SH       SOLE                 161995      0    0
Mirant Corporation             COM            60467r100     4861   318320 SH       SOLE                 318320      0    0
Navistar Intl Corp             COM            63934E108     9802   253605 SH       SOLE                 253605      0    0
Newpark Resources Inc          COM            651718504     8771  2073610 SH       SOLE                2073610      0    0
O'Charley's Inc                COM            670823103       21     3200 SH       SOLE                   3200      0    0
OfficeMax Incorporated         COM            67622P101     8506   670330 SH       SOLE                 670330      0    0
Overseas Shipholding Group Inc COM            690368105     6575   149595 SH       SOLE                 149595      0    0
PMA Capital Corp               COM            693419202     7567  1201093 SH       SOLE                1201093      0    0
PolyOne Corporation            COM            73179P106     9276  1241778 SH       SOLE                1241778      0    0
Royal Caribbean Cruises Ltd    COM            v7780t103     9252   365970 SH       SOLE                 365970      0    0
SUPERVALU INC                  COM            868536103     7963   626490 SH       SOLE                 626490      0    0
Sanmina-SCI Corp               COM            800907206     9808   889246 SH       SOLE                 889246      0    0
Star Bulk Carriers Corp        COM            y8162k105     4621  1638592 SH       SOLE                1638592      0    0
Stewart Information Services C COM            860372101     7098   629217 SH       SOLE                 629217      0    0
Tesoro Corporation             COM            881609101     5350   394812 SH       SOLE                 394812      0    0
Union Drilling Inc             COM            90653P105     4536   725821 SH       SOLE                 725821      0    0
United Rentals Inc             COM            911363109     7319   746110 SH       SOLE                 746110      0    0
Valero Energy Corp             COM            91913y100     3631   216797 SH       SOLE                 216797      0    0
Virco Mfg Corp                 COM            927651109     2422   663685 SH       SOLE                 663685      0    0


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